Filed pursuant to 497(e)

File Nos. 333-84639 and 811-09521

AMG FUNDS

AMG Systematic Mid Cap Value Fund

AMG Systematic Large Cap Value Fund

Supplement dated October 19, 2015 to the

Statutory Prospectus and Statement of Additional Information dated July 1, 2015

The following information supplements and supersedes any information to the contrary relating to AMG Systematic Mid Cap Value Fund and AMG Systematic Large Cap Value Fund, each a series of AMG Funds (each, a “Fund” and collectively, the “Funds”), contained in the Funds’ Statutory Prospectus and Statement of Additional Information (the “SAI”), dated as noted above.

Effective immediately, the address of each of AMG Funds, AMG Funds LLC, the investment manager of the Funds, and AMG Distributors, Inc., the distributor of the Funds, has changed to 600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830. Accordingly, all references to the address of AMG Funds, AMG Funds LLC and AMG Distributors, Inc. in the Statutory Prospectus and SAI are hereby revised to refer to 600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

ST308

Filed pursuant to 497(e)

File Nos. 333-84639 and 811-09521

File Nos. 002-84012 and 811-03752

AMG FUNDS

AMG Managers Essex Small/Micro Cap Growth Fund

(Statutory Prospectus and Statement of Additional Information, each dated October 1, 2015)

AMG FUNDS III

AMG Managers Cadence Capital Appreciation Fund

AMG Managers Cadence Emerging Companies Fund

AMG Managers Cadence Mid Cap Fund

(Statutory Prospectus and Statement of Additional Information, each dated October 1, 2015)

Supplement dated October 19, 2015 to the

Statutory Prospectuses and Statements of Additional Information dated as noted above.

The following information supplements and supersedes any information to the contrary relating to AMG Managers Essex Small/Micro Cap Growth Fund, a series of AMG Funds, and AMG Managers Cadence Capital Appreciation Fund, AMG Managers Cadence Emerging Companies Fund and AMG Managers Cadence Mid Cap Fund, each a series of AMG Funds III (each, a “Fund” and collectively, the “Funds”), contained in the Funds’ Statutory Prospectuses and Statements of Additional Information (collectively, the “SAIs”), dated as noted above.

Effective immediately, the address of each of AMG Funds, AMG Funds III, AMG Funds LLC, the investment manager of the Funds, and AMG Distributors, Inc., the distributor of the Funds, has changed to 600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830. Accordingly, all references to the address of AMG Funds, AMG Funds III, AMG Funds LLC and AMG Distributors, Inc. in the Statutory Prospectuses and SAIs are hereby revised to refer to 600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

ST309

Filed pursuant to 497(e)

File Nos. 333-84639 and 811-09521

File Nos. 033-44909 and 811-06520

AMG FUNDS

AMG SouthernSun Small Cap Fund

(Statutory Prospectus and Statement of Additional Information, each dated February 1, 2015)

AMG SouthernSun U.S. Equity Fund

(Statutory Prospectus and Statement of Additional Information, each dated February 1, 2015)

AMG FUNDS I

AMG Managers Brandywine Fund

AMG Managers Brandywine Blue Fund

(Statutory Prospectus and Statement of Additional Information, each dated February 1, 2015)

AMG Managers Brandywine Advisors Mid Cap Growth Fund

(Statutory Prospectus and Statement of Additional Information, each dated February 1, 2015)

Supplement dated October 19, 2015 to the

Statutory Prospectuses and Statements of Additional Information dated as noted above.

The following information supplements and supersedes any information to the contrary relating to AMG SouthernSun Small Cap Fund and AMG SouthernSun U.S. Equity Fund, each a series of AMG Funds, and AMG Managers Brandywine Fund, AMG Managers Brandywine Blue Fund and AMG Managers Brandywine Advisors Mid Cap Growth Fund, each a series of AMG Funds I (each, a “Fund” and collectively, the “Funds”), contained in the Funds’ Statutory Prospectuses and Statements of Additional Information (collectively, the “SAIs”), dated as noted above.

Effective immediately, the address of each of AMG Funds, AMG Funds I, AMG Funds LLC, the investment manager of the Funds, and AMG Distributors, Inc., the distributor of the Funds, has changed to 600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830. Accordingly, all references to the address of AMG Funds, AMG Funds I, AMG Funds LLC and AMG Distributors, Inc. in the Statutory Prospectuses and SAIs are hereby revised to refer to 600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

ST310

Filed pursuant to 497(e)

File Nos. 333-84639 and 811-09521

File Nos. 033-44909 and 811-06520

AMG FUNDS

AMG Trilogy Emerging Markets Equity Fund

AMG Trilogy Global Equity Fund

AMG Trilogy International Small Cap Fund

(Statutory Prospectus and Statement of Additional Information, each dated March 1, 2015)

AMG Trilogy Emerging Wealth Equity Fund

(Statutory Prospectus and Statement of Additional Information, each dated March 16, 2015)

AMG FUNDS I

AMG FQ Global Risk-Balanced Fund

AMG FQ Tax-Managed U.S. Equity Fund

AMG FQ U.S. Equity Fund

(Statutory Prospectus, dated March 1, 2015, as supplemented July 1, 2015, and Statement of Additional Information, dated March 1, 2015)

AMG GW&K Core Bond Fund

(Statutory Prospectus and Statement of Additional Information, each dated May 8, 2015, as revised May 13, 2015)

AMG TimesSquare All Cap Growth Fund

AMG Frontier Small Cap Growth Fund

AMG Managers Emerging Opportunities Fund

AMG Managers Real Estate Securities Fund

(Statutory Prospectus and Statement of Additional Information, each dated March 1, 2015)

Supplement dated October 19, 2015 to the

Statutory Prospectuses and Statements of Additional Information dated as noted above.

The following information supplements and supersedes any information to the contrary relating to AMG Trilogy Emerging Markets Equity Fund, AMG Trilogy Emerging Wealth Equity Fund, AMG Trilogy Global Equity Fund and AMG Trilogy International Small Cap Fund, each a series of AMG Funds, and AMG FQ Global Risk-Balanced Fund, AMG FQ Tax-Managed U.S. Equity Fund, AMG FQ U.S. Equity Fund, AMG TimesSquare All Cap Growth Fund, AMG Frontier Small Cap Growth Fund, AMG Managers Emerging Opportunities Fund, AMG GW&K Core Bond Fund and AMG Managers Real Estate Securities Fund, each a series of AMG Funds I (each, a “Fund” and collectively, the “Funds”), contained in the Funds’ Statutory Prospectuses and Statements of Additional Information (collectively, the “SAIs”), dated as noted above.

Effective immediately, the address of each of AMG Funds, AMG Funds I, AMG Funds LLC, the investment manager of the Funds, and AMG Distributors, Inc., the distributor of the Funds, has changed to 600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830. Accordingly, all references to the address of AMG Funds, AMG Funds I, AMG Funds LLC and AMG Distributors, Inc. in the Statutory Prospectuses and SAIs are hereby revised to refer to 600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

ST311

Filed pursuant to 497(e)

File Nos. 333-84639 and 811-09521

File Nos. 033-43089 and 811-06431

File Nos. 002-84012 and 811-03752

AMG FUNDS

AMG Chicago Equity Partners Small Cap Value Fund

(Statutory Prospectus and Statement of Additional Information, each dated December 31, 2014, as supplemented June 25, 2015)

AMG GW&K Small Cap Growth Fund

(Statutory Prospectus and Statement of Additional Information, each dated June 30, 2015)

AMG GW&K Small Cap Core Fund

AMG GW&K Municipal Enhanced Yield Fund

AMG GW&K Municipal Bond Fund

(Statutory Prospectus and Statement of Additional Information, each dated May 1, 2015)

AMG Renaissance Large Cap Growth Fund

AMG Renaissance International Equity Fund

(Statutory Prospectus and Statement of Additional Information, each dated May 1, 2015)

AMG Managers Skyline Special Equities Fund

(Statutory Prospectus and Statement of Additional Information, each dated May 1, 2015)

AMG TimesSquare Small Cap Growth Fund

AMG TimesSquare Mid Cap Growth Fund

AMG TimesSquare International Small Cap Fund

(Statutory Prospectus and Statement of Additional Information, each dated May 1, 2015)

AMG Yacktman Focused Fund

AMG Yacktman Fund

AMG Yacktman Special Opportunities Fund

(Statutory Prospectus and Statement of Additional Information, each dated May 1, 2015, as revised June 30, 2015)

AMG FUNDS II

AMG Chicago Equity Partners Balanced Fund

(Statutory Prospectus and Statement of Additional Information, each dated May 1, 2015)

AMG Managers High Yield Fund

AMG GW&K Enhanced Core Bond Fund

(Statutory Prospectus, dated May 1, 2015, as revised May 7, 2015, and Statement of Additional Information, dated May 1, 2015)

AMG Managers Short Duration Government Fund

AMG Managers Intermediate Duration Government Fund

(Statutory Prospectus and Statement of Additional Information, each dated May 1, 2015)

ST312

AMG FUNDS III

AMG Managers Special Equity Fund

AMG Managers Bond Fund

AMG Managers Global Income Opportunity Fund

(Statutory Prospectus and Statement of Additional Information, each dated May 1, 2015)

Supplement dated October 19, 2015 to the

Statutory Prospectuses and Statements of Additional Information dated as noted above.

The following information supplements and supersedes any information to the contrary relating to AMG Chicago Equity Partners Small Cap Value Fund, AMG GW&K Small Cap Growth Fund, AMG GW&K Small Cap Core Fund, AMG GW&K Municipal Enhanced Yield Fund, AMG GW&K Municipal Bond Fund, AMG Renaissance Large Cap Growth Fund, AMG Renaissance International Equity Fund, AMG Managers Skyline Special Equities Fund, AMG TimesSquare Small Cap Growth Fund, AMG TimesSquare Mid Cap Growth Fund, AMG TimesSquare International Small Cap Fund, AMG Yacktman Focused Fund, AMG Yacktman Fund and AMG Yacktman Special Opportunities Fund, each a series of AMG Funds, AMG Chicago Equity Partners Balanced Fund, AMG Managers High Yield Fund, AMG GW&K Enhanced Core Bond Fund, AMG Managers Short Duration Government Fund and AMG Managers Intermediate Duration Government Fund, each a series of AMG Funds II, and AMG Managers Special Equity Fund, AMG Managers Bond Fund and AMG Managers Global Income Opportunity Fund, each a series of AMG Funds III (each, a “Fund” and collectively, the “Funds”), contained in the Funds’ Statutory Prospectuses and Statements of Additional Information (collectively, the “SAIs”), dated as noted above.

Effective immediately, the address of each of AMG Funds, AMG Funds II, AMG Funds III, AMG Funds LLC, the investment manager of the Funds, and AMG Distributors, Inc., the distributor of the Funds, has changed to 600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830. Accordingly, all references to the address of AMG Funds, AMG Funds II, AMG Funds III, AMG Funds LLC and AMG Distributors, Inc. in the Statutory Prospectuses and SAIs are hereby revised to refer to 600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

ST312